ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 15, 2018

VIA EDGAR

Ms. Samantha Brutlag

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Registrant”)

File Nos. 811-22747

Schedule 14A – Definitive Proxy

Dear Ms. Brutlag:

On behalf of the Registrant, attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) are the definitive proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a Special Meeting of Shareholders of the Insignia Macro Fund, a series of the Registrant (the “Fund”), to be held on July 6, 2018. The Registrant estimates that copies of the Proxy Materials will be released to shareholders of the Fund on or around May 15, 2018.

The Proxy Materials are being filed to update the preliminary proxy statement, form of proxy and other soliciting materials filed on May 4, 2018 (the “Preliminary Materials”), in response to oral comments received from the staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on May 11, 2018. In addition, the Proxy Materials filed herewith reflect the completion of certain data points and other non-material clerical changes to the Preliminary Materials.

Set forth in the lettered paragraphs below are the Staff’s oral comments provided on May 11, 2018, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Proxy Materials.

Staff Comments:

A.	Staff Comment: On page 18, under “New Agreements,” at the end of the first paragraph, please add the fees associated with each agreement, or provide a cross-reference to the section of the proxy statement where such fees are disclosed.

U.S. Securities and Exchange Commission

Division of Investment Management

May 15, 2018

Registrant’s Response: This comment has been complied with. The follow parenthetical has been added at the end of the last sentence of the paragraph:

“(for a description of the fees, see “Description and Comparison of Prior and New Agreements – Compensation” below)”

B.	Staff Comment: Please confirm that the proxy conforms to the requirements of Schedule 14A, Item 22(c).

Registrant’s Response: Confirmed.

* * * * *

If you have any questions or further comments, please contact Peter Schwartz, counsel to the Registrant, at (303) 892-7381.

Very truly yours,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary of ALPS Series Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP